Common Shares Common Shares Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Class of Stock [Line Items]
Document Period End Date	Sep. 30, 2019
Stock Repurchase Program, Authorized Amount	$ 50,000
Dividends, Common Stock, Cash	4,300
Treasury Stock, Value, Acquired, Cost Method	$ 0	$ 18,710
Common Stock, Dividends, Per Share, Cash Paid	$ 0.06
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	0	1,592,594,000
Stock Repurchased and Retired During Period, Shares	0	2,641,479,000